SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Jul. 31, 2025
Accounting Policies [Abstract]
Schedule of disaggregated revenue

	Three months ended		Nine months ended
	July 31,		July 31,
	2025	2024	2025	2024
Consultancy services	$180,000	$–	$180,000	$–
Commission for software sales	174,929	–	394,929	–
Software	–	–	105,128	7,000
Tourism programs	–	21,815	–	25,115
Total Revenue	$354,929	$21,815	$680,057	$32,115

Schedule of risk concentration

	Nine months ended July 31,
	2025	2024
Customer A	32%	26%
Customer B	26%	21%
Customer C	12%	20%
Customer D	10%	19%
Customer E	9%	14%